Biological assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Schedule of biological assets
$
Balance, December 31, 2018	—
Capitalized costs	1,297,734
Change in fair value less costs to sell due to biological transformation	(682,739)
Transferred to inventory upon harvest	(614,995)

Balance, December 31, 2019	—

Schedule of unobservable input used to estimate fair value of biological assets

Assumptions:		As at December 31, 2019
Input
i	Expected yields for cannabis plants (average grams per plant)	13 grams dry flower 16 grams dry trim
ii	Weighted average number of growing weeks completed as a percentage of total growing weeks as at period end	73%
iii	Estimated selling price per gram	$1.00 for flower $0.50 for trim
iv	After harvest cost to complete and sell per gram	$1.91 for dry flower $1.25 for dry trim